THE HENLOPEN FUND

                            (THE HENLOPEN FUND LOGO)

                               SEMIANNUAL REPORT
                               DECEMBER 31, 1999

To My Fellow Shareholders:

The Henlopen Fund enjoyed an outstanding quarter as investors' enthusiasm for growth equities appeared to be unbounded. For the Quarter ending December 31, 1999, The Henlopen Fund appreciated 43.5%. Annualized returns for the Fund for 1, 3 and 5 years are +62.1%, +32.4% and +31.2%, respectively. Since our inception on December 2, 1992, over 7 years ago, the annualized return has been +25.2%.

As of December 21, 1999, the Board of Trustees has declared a distribution of $0.13171 from short-term realized capital gains which was treated as ordinary income, payable December 22, 1999 to shareholders of record on December 20, 1999.

Over the life of our Fund we have adhered to several basic principals which, we believe, are primarily responsible for the results shown above. First is a focus on growth, always seeking to have a fully invested portfolio of market leading companies across a spectrum of rapidly expanding industries. Investing in such businesses allows our clients to participate in the capital-creation process existent in the most dynamic sectors of the American economy. Second, we rely on our own research and analysis to expose the portfolio to what we feel are the best opportunities, always looking for catalysts for change and unrecognized value. Finally, we recognize our responsibility to our clients to be prudent managers of investment assets, assets that are invested in higher risk, volatile areas of the equity markets. We maintain a portfolio that is well diversified by industry and size of company, constantly evaluating and refreshing our holdings.

As we move into the New Year, the American economy continues to rejuvenate itself, driven by new business models that take advantage of the recent explosion in technological advances. The Internet, gene sequencing and digital communication are just a few of the many opportunities presenting themselves to growth stock investors. In the body of this report you will see, in detail, the industries and companies we feel present a strong potential for continued appreciation.

There have been endless discussions over the course of 1999 regarding equity valuation levels, interest rates and other issues of investment relevance. These uncertainties are always present in the investment equation along with an inability to divine the future. We are convinced that the best approach for growth investors is to maintain a fully invested, diversified and actively managed portfolio of market lending companies in growth industries. For the life of our Fund, this has proven to be so.

Sincerely yours,

/s/ Michael L. Hershey

Michael L. Hershey
President

                       MANAGED BY LANDIS ASSOCIATES, INC.
                              WWW.HENLOPENFUND.COM

                               THE HENLOPEN FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

                   The Henlopen Fund   S&P 500 Index  Lipper Growth Fund Index
                   -----------------   -------------  ------------------------
12/2/92                 $10,000            $10,000              $10,000
12/31/92                $10,010            $10,162              $10,204
3/31/93                 $10,821            $10,604              $10,507
6/30/93                 $11,562            $10,654              $10,661
9/30/93                 $12,450            $10,926              $11,173
12/31/93                $12,999            $11,179              $11,426
3/31/94                 $12,760            $10,758              $11,084
6/30/94                 $12,126            $10,804              $10,841
9/30/94                 $12,853            $11,332              $11,373
12/31/94                $12,644            $11,330              $11,246
3/31/95                 $13,583            $12,430              $12,059
6/30/95                 $15,494            $13,613              $13,349
9/30/95                 $17,819            $14,692              $14,563
12/31/95                $17,453            $15,574              $14,918
3/31/96                 $19,233            $16,409              $15,591
6/30/96                 $21,442            $17,144              $16,107
9/30/96                 $21,024            $17,670              $16,566
12/31/96                $21,182            $19,141              $17,527
3/31/97                 $20,072            $19,658              $17,468
6/30/97                 $22,519            $23,083              $20,228
9/30/97                 $28,095            $24,811              $22,301
12/31/97                $25,971            $25,524              $22,450
3/31/98                 $31,183            $29,084              $25,229
6/30/98                 $29,902            $30,041              $25,946
9/30/98                 $23,918            $27,058              $22,985
12/31/98                $30,323            $32,818              $28,216
3/31/99                 $30,744            $34,456              $29,647
6/30/99                 $34,816            $36,885              $31,571
9/30/99                 $34,260            $34,582              $29,936
12/31/99                $49,162            $39,781              $36,103

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         December 31, 1999 (Unaudited)

  SHARES OR                                                           QUOTED
  PRINCIPAL                                                           MARKET
   AMOUNT                                                 COST        VALUE
-------------                                             ----        ------

LONG-TERM INVESTMENTS -- 98.9% (A)<F3>

COMMON STOCKS -- 98.9% (A)<F3>

            AUTO & TRUCK RELATED -- 1.0%
    15,000  General Motors Corp.                      $ 1,105,119 $  1,090,312

            BASIC RESOURCES -- 0.8%
    30,000  De Beers Cons
              Mines - ADR                                 420,000      868,125

            BUSINESS SERVICES -- 0.9%
   100,000  @plan.Inc.*<F2>                             1,024,687      987,500

            COMMUNICATIONS -- 24.8%
    20,000  3Com Corp.*<F2>                               817,500      940,000
    22,000  Adaptive Broadband
              Corp.*<F2>                                  878,075    1,623,875
    45,000  Cabletron Systems, Inc.*<F2>                1,053,337    1,170,000
    10,000  CFW Communications Co.                        276,750      347,500
    25,000  CIENA Corp.*<F2>                            1,473,827    1,437,500
    12,000  Cisco Systems Inc.*<F2>                       734,625    1,285,500
    35,000  Concentric Network Corp.*<F2>                 815,391    1,078,437
    87,500  CTN Media Group, Inc.*<F2>                    886,592      875,000
    80,000  Digital Microwave Corp.*<F2>                1,420,664    1,875,000
    25,000  ECI Telecom Ltd.                              755,000      790,625
   115,000  FVC.COM, Inc.*<F2>                            920,334    1,344,063
    45,000  Natural MicroSystems
              Corp.*<F2>                                  845,216    2,106,563
    20,000  Nortel Networks Corp.                         649,350    2,020,000
    55,000  Optibase Ltd.*<F2>                            539,688    1,938,750
    40,000  Polycom, Inc.*<F2>                            677,122    2,547,500
    14,000  QUALCOMM Inc.*<F2>                            959,000    2,465,750
     6,000  Redback Networks, Inc.*<F2>                   941,250    1,065,000
    60,000  REMEC, Inc.*<F2>                            1,077,601    1,530,000
    10,000  Science Dynamics Corp.*<F2>                    42,500       55,000
    40,000  Tollgrade Communications
              Inc.*<F2>                                   943,628    1,380,000
                                                      ----------- ------------
                                                       16,707,450   27,876,063

            COMPUTER PERIPHERALS -- 1.9%
    90,000  Ciprico Inc.*<F2>                           1,116,085    1,040,625
     7,000  Extended Systems Inc.*<F2>                    277,187      335,125
    40,000  Information Resources
              Engineering, Inc.*<F2>                      704,688      820,000
                                                      ----------- ------------
                                                        2,097,960    2,195,750

            COMPUTER SYSTEMS -- 4.9%
    45,000  Compaq Computer Corp.                       1,245,825    1,217,812
    15,000  EMC Corp. (Mass.)*<F2>                      1,184,650    1,638,750
    30,000  Seagate Technology, Inc.*<F2>               1,351,311    1,396,875
    16,000  Sun Microsystems, Inc.*<F2>                   757,500    1,239,000
                                                      ----------- ------------
                                                        4,539,286    5,492,437

            DISTRIBUTION -- 1.3%
    50,500  American Aircarriers
              Support, Inc.*<F2>                          546,154      391,375
    42,500  D & K Healthcare
              Resources, Inc.*<F2>                        724,406      621,563
    60,000  Lazare Kaplan
              International Inc.*<F2>                     504,013      487,500
                                                      ----------- ------------
                                                        1,774,573    1,500,438

            ELECTRONICS/EQUIPMENT MANUFACTURING -- 2.5%
    64,000  CVC Inc.*<F2>                                 745,419      616,000
    18,000  Electro Scientific
              Industries, Inc.*<F2>                     1,203,939    1,314,000
    50,000  Sensormatic Electronics
              Corp.*<F2>                                  847,750      871,875
                                                      ----------- ------------
                                                        2,797,108    2,801,875

            ENERGY/SERVICES -- 2.6%
    75,000  AstroPower, Inc.*<F2>                         699,625    1,050,000
    30,000  Penn Virginia Corp.                           579,300      502,500
    50,000  Plains Resources Inc.*<F2>                    701,193      625,000
    12,000  Vastar Resources, Inc.                        775,595      708,000
                                                      ----------- ------------
                                                        2,755,713    2,885,500

            FINANCIAL SERVICES -- 2.8%
    12,500  Markel Corp.*<F2>                           1,357,252    1,937,500
    85,000  Philadelphia Consolidated
              Holding Corp.*<F2>                        1,316,309    1,232,500
                                                      ----------- ------------
                                                        2,673,561    3,170,000

            FOOD & BEVERAGES -- 0.3%
    63,000  WLR Foods, Inc.*<F2>                          532,476      362,250

            HEALTHCARE PRODUCTS -- 5.6%
   100,000  Gene Logic Inc.*<F2>                          677,885    2,650,000
   125,000  IGEN International, Inc.*<F2>               1,370,075    3,718,750
                                                      ----------- ------------
                                                        2,047,960    6,368,750

            HEALTHCARE SERVICES -- 1.1%
    40,000  InfoCure Corp.*<F2>                           816,869    1,247,500

            INTERNET/SOFTWARE/SERVICES -- 6.5%
     9,000  CMGI Inc.*<F2>                                817,425    2,491,875
    30,000  Digital River, Inc.*<F2>                      826,875      999,375
    40,000  Open Market, Inc.*<F2>                        550,750    1,805,000
     6,000  RealNetworks, Inc.*<F2>                       859,500      721,875
     8,000  Safeguard Scientifics, Inc.*<F2>              883,831    1,296,500
                                                      ----------- ------------
                                                        3,938,381    7,314,625

            LEISURE/ENTERTAINMENT -- 1.7%
    90,000  Action Performance
              Companies, Inc.*<F2>                      1,720,743    1,035,000
    50,000  Steiner Leisure Ltd.*<F2>                   1,032,815      834,375
                                                      ----------- ------------
                                                        2,753,558    1,869,375

            MISCELLANEOUS MANUFACTURING -- 3.0%
    12,000  Corning Inc.                                1,332,202    1,547,250
    44,000  Koala Corp.*<F2>                              423,313      616,000
    27,000  Newport Corp.                               1,155,991    1,235,250
                                                      ----------- ------------
                                                        2,911,506    3,398,500

            RETAILING -- 4.3%
    12,000  Tiffany & Co.                                 594,033    1,071,000
    70,000  Whitehall Jewellers, Inc.*<F2>              1,485,735    2,581,250
    25,000  Zale Corp.*<F2>                               921,746    1,209,375
                                                      ----------- ------------
                                                        3,001,514    4,861,625

            SEMICONDUCTORS/RELATED -- 15.4%
    20,000  Altera Corp.*<F2>                             648,000      991,250
    13,000  Applied Materials, Inc.*<F2>                  738,562    1,646,937
    38,000  Applied Science and
              Technology, Inc.*<F2>                       418,000    1,262,903
    31,000  ATMI Inc.*<F2>                                753,963    1,024,938
    40,000  Conexant Systems, Inc.*<F2>                   532,095    2,655,000
    40,000  Electroglas, Inc.*<F2>                      1,090,314    1,015,000
    10,000  KLA-Tencor Corp.*<F2>                         664,000    1,113,750
    40,000  Kulicke & Soffa
              Industries, Inc.*<F2>                     1,152,255    1,702,500
    30,000  National Semiconductor
              Corp.*<F2>                                1,092,897    1,284,375
    10,000  Novellus Systems, Inc.*<F2>                   729,432    1,225,312
   125,000  Symmetricom, Inc.*<F2>                      1,098,711    1,242,188
    18,000  Teradyne, Inc.*<F2>                           629,415    1,188,000
    10,000  Texas Instruments Inc.                        728,738      968,750
                                                      ----------- ------------
                                                       10,276,382   17,320,903

            SOFTWARE & RELATED SERVICES -- 15.1%
    74,000  ANSYS, Inc.*<F2>                              691,128      814,000
    10,000  Citrix Systems, Inc.*<F2>                     979,500    1,230,000
    18,000  Exchange Applications,
              Inc.*<F2>                                   747,236    1,005,750
    13,000  HNC Software Inc.*<F2>                        861,250    1,374,750
    30,000  Jacada Ltd.*<F2>                              859,062      836,250
    70,000  Level 8 Systems, Inc.*<F2>                    788,648    2,419,375
    50,000  Novadigm, Inc.*<F2>                           886,710    1,037,500
   100,000  ON Technology Corp.*<F2>                      913,741    1,387,500
    40,000  ONYX Software Corp.*<F2>                    1,127,767    1,480,000
    15,000  Oracle Corp.*<F2>                             873,031    1,680,938
   150,000  SOFTWORKS, Inc.*<F2>                        1,033,528    1,457,805
    50,000  Systems & Computer
              Technology Corp.*<F2>                       477,955      812,500
   170,000  Versant Corp.*<F2>                            811,071    1,487,500
                                                      ----------- ------------
                                                       11,050,627   17,023,868

            TRANSPORTATION -- 0.8%
   110,000  RailAmerica, Inc.*<F2>                        637,850      941,875

            UTILITIES -- 1.2%
    50,000  SCANA Corp.                                 1,278,937    1,343,750

            MISCELLANEOUS -- 0.4%
    70,000  U.S. Concrete, Inc.*<F2>                      586,250      420,000
                                                      ----------- ------------
            Total common stocks                        75,727,767  111,341,021
                                                      ----------- ------------
            Total long-term
              investments                              75,727,767  111,341,021

SHORT-TERM INVESTMENTS -- 2.7% (A)<F3>

            VARIABLE RATE DEMAND NOTES
$2,402,286  Firstar Bank U.S.A., N.A.                   2,402,286    2,402,286
   594,000  Wisconsin Corporate Central
              Credit Union                                594,000      594,000
                                                      ----------- ------------
                 Total short-term
                   investments                          2,996,286    2,996,286
                                                      ----------- ------------
                 Total investments                    $78,724,053  114,337,307
                                                      -----------
                                                      -----------
            Liabilities, less cash and
              receivables (1.6%) (A)<F3>                            (1,738,404)
                                                                  ------------
                 NET ASSETS                                       $112,598,903
                                                                  ------------
                                                                  ------------
            Net Asset Value Per Share
              (No par value, unlimited
              shares authorized), offering
              and redemption price
              ($112,598,903 / 4,317,306
              shares outstanding)                                       $26.08
                                                                        ------
                                                                        ------

  *<F2>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                               THE HENLOPEN FUND

                            STATEMENT OF OPERATIONS
                    For the Period Ending December 31, 1999

INCOME:
   Dividends                                                       $    80,562
   Interest                                                             70,383
                                                                   -----------
       Total income                                                    150,945
                                                                   -----------

EXPENSES:
   Investment management fees                                          380,980
   Administrative services                                              53,179
   Transfer agent fees                                                  29,420
   Professional fees                                                    16,893
   Insurance expense                                                    15,603
   Registration fees                                                    13,570
   Custodian fees                                                       11,366
   Printing and postage expense                                          8,734
   Board of Trustees fees                                                1,250
   Other expenses                                                        5,264
                                                                   -----------
       Total expenses                                                  536,259
                                                                   -----------
NET INVESTMENT LOSS                                                   (385,314)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS                                     8,971,166

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              23,026,319
                                                                   -----------
NET GAIN ON INVESTMENTS                                             31,997,485
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $31,612,171
                                                                   -----------
                                                                   -----------

                      STATEMENTS OF CHANGES IN NET ASSETS
  For the Period Ending December 31, 1999 and for the Year Ended June 30, 1999

                                                                                          DECEMBER 31, 1999        JUNE 30, 1999
                                                                                          -----------------        -------------
OPERATIONS:
   Net investment loss                                                                       $   (385,314)          $  (275,707)
   Net realized gain on investments                                                             8,971,166             4,197,831
   Net increase in unrealized appreciation on investments                                      23,026,319             4,409,534
                                                                                             ------------           -----------
       Net increase in net assets resulting from operations                                    31,612,171             8,331,658
                                                                                             ------------           -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($1.37964 per share)                                  (4,755,935)                   --
                                                                                             ------------           -----------
       Total distributions                                                                     (4,755,935)                   --
                                                                                             ------------           -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (1,170,672 and 1,374,542 shares, respectively)                  23,345,244            24,034,448
   Net asset value of shares issued in distributions (245,972 shares)                           4,623,971                    --
   Cost of shares redeemed (275,060 and 544,079 shares, respectively)                          (5,235,362)           (9,322,815)
                                                                                             ------------           -----------
       Net increase in net assets derived from Fund share activities                           22,733,853            14,711,633
                                                                                             ------------           -----------
       TOTAL INCREASE                                                                          49,590,089            23,043,291

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                      63,008,814            39,965,523
                                                                                             ------------           -----------
NET ASSETS AT THE END OF THE PERIOD                                                          $112,598,903           $63,008,814
                                                                                             ------------           -----------
                                                                                             ------------           -----------


  The accompanying notes to financial statements are an integral part of these statements.

                               THE HENLOPEN FUND

                              FINANCIAL HIGHLIGHTS
 (Selected data for each share of the Fund outstanding throughout each period)

                                                       (UNAUDITED)
                                                         FOR THE                       FOR THE YEARS ENDED JUNE 30,
                                                      PERIOD ENDING      ---------------------------------------------------------
                                                        12/31/99          1999         1998        1997         1996        1995
                                                     -------------       -------      -------     -------      -------     -------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                  $ 19.84         $ 17.04      $ 15.83     $ 17.47      $ 14.68     $ 11.67
   Income from investment operations:
       Net investment loss (a)<F6>                         (0.10)          (0.11)       (0.03)      (0.08)       (0.05)      (0.11)
       Net realized and unrealized gains on investments     7.72            2.91         4.55        0.58         5.10        3.31
                                                         -------         -------      -------     -------      -------     -------
   Total from investment operations                         7.62            2.80         4.52        0.50         5.05        3.20
   Less distributions:
       Dividend from net investment income                   --               --           --          --           --          --
       Distributions from net realized gains               (1.38)             --        (3.31)      (2.14)       (2.26)      (0.19)
                                                         -------         -------      -------     -------      -------     -------
   Total from distributions                                (1.38)             --        (3.31)      (2.14)       (2.26)      (0.19)
                                                         -------         -------      -------     -------      -------     -------
   Net asset value, end of period                        $ 26.08         $ 19.84      $ 17.04     $ 15.83      $ 17.47     $ 14.68
                                                         -------         -------      -------     -------      -------     -------
                                                         -------         -------      -------     -------      -------     -------
TOTAL INVESTMENT RETURN                                    41.2%**<F5>     16.4%        32.8%        5.0%        38.4%       27.8%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's $)                112,599          63,009       39,966      28,979       26,972      11,685
   Ratio of expenses to average net assets                  1.4%*<F4>       1.5%         1.5%        1.6%         1.8%        2.0%
   Ratio of net investment loss to average net assets     (1.0)%*<F4>     (0.6)%       (0.7)%      (0.7)%       (1.3)%      (1.2)%
   Portfolio turnover rate                                 82.8%          162.1%       116.3%      140.6%       177.5%      147.8%

  *<F4>    Annualized.
 **<F5>    Not Annualized.
(a)<F6> In 1999, net investment loss per share is calculated using average shares outstanding. In prior years, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

  The accompanying notes to financial statements are an integral part of this statement.

                               THE HENLOPEN FUND

                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1999 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of The Henlopen Fund (the "Fund"), which was organized as a Delaware Business Trust on September 17, 1992 and is registered as an open-end management company under the Investment Company Act of 1940. The Fund commenced operations on December 2, 1992. The investment objective of the Fund is long-term capital appreciation.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments are valued at cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the statement of net assets, are the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund has utilized $1,044,039 of post-October losses from the prior year to offset current year net capital gains, as provided by tax regulations. In the current year, the Fund has $1,320,915 of post-October losses, which are deferred for tax purposes until the year ending June 30, 2000.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Landis Associates, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% on the daily net assets of the Fund.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI"), with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of the Fund and 0.1% on the daily net assets of the Fund over $30,000,000.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders. On December 21, 1999, the Fund distributed $556,925 from net short-term realized gains ($0.13171 per share). The distribution was paid on December 22, 1999, to shareholders of record on December 20, 1999.

(4)  INVESTMENT TRANSACTIONS --

     For the period ending December 31, 1999, purchases and proceeds of sales of investment securities (excluding short-term securities) were $79,985,558 and $62,096,246, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES _

     As of December 31, 1999, liabilities of the Fund included the following:

            Payable to brokers for investments purchased       $  1,842,202
            Payable to the Adviser for management fees               80,828
            Redemptions payable                                      10,850
            Other liabilities                                        26,411

(6)  SOURCES OF NET ASSETS --

     As of December 31, 1999, the sources of net assets were as follows:

            Fund shares issued and outstanding                 $ 70,277,647
            Net unrealized appreciation on investments           35,613,254
            Accumulated net realized gain                         6,708,002
                                                               ------------
                                                               $112,598,903
                                                               ------------
                                                               ------------

     Aggregate net unrealized appreciation as of December 31, 1999, consisted of the following:

            Aggregate gross unrealized appreciation            $ 38,382,876
            Aggregate gross unrealized depreciation              (2,769,622)
                                                               ------------
                 Net unrealized appreciation                   $ 35,613,254
                                                               ------------
                                                               ------------

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                               MICHAEL L. HERSHEY
                                   Chairman,
                            Landis Associates, Inc.
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            P. COLEMAN TOWNSEND, JR.
                                   Chairman,
                                Townsends, Inc.
                              Wilmington, Delaware

                           FIRSTAR BANK MILWAUKEE, NA
                                   Custodian

                              FIRSTAR MUTUAL FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                            LANDIS ASSOCIATES, INC.
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.